Santander Group - Agreement for Acquisition of Ebury (Details) € in Millions, £ in Millions	Jun. 30, 2020 EUR (€)	Apr. 28, 2020 GBP (£)	Apr. 28, 2020 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	€ 711
Ebury
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		£ 367	€ 410	£ 40	€ 45
Equity interests of acquirer		£ 70	€ 80
Percentage of voting equity interests acquired		50.38%	50.38%	6.40%	6.40%